Right of Use Assets - Summary of Closing Balances of Right of Use Assets and Depreciation and Amortization Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₺ 1,649,602
Depreciation and amortization charge for the year	(925,979)	₺ (813,210)
Ending balance	1,783,096	1,649,602
Tangible [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,317,217	1,566,238
Depreciation and amortization charge for the year	(871,057)	(758,479)
Ending balance	1,379,666	1,317,217
Tangible [member] | Site rent [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,021,638	1,077,517
Depreciation and amortization charge for the year	(506,386)	(451,850)
Ending balance	1,082,193	1,021,638
Tangible [member] | Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	135,158	146,826
Depreciation and amortization charge for the year	(54,605)	(43,563)
Ending balance	96,073	135,158
Tangible [member] | Network infrastructure [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	50,538	226,243
Depreciation and amortization charge for the year	(150,282)	(181,741)
Ending balance	69,036	50,538
Tangible [member] | Other [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	109,883	115,652
Depreciation and amortization charge for the year	(159,784)	(81,325)
Ending balance	132,364	109,883
Intangible [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	332,385	12,321
Depreciation and amortization charge for the year	(54,922)	(54,731)
Ending balance	403,430	332,385
Intangible [member] | Rights of way [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	8,643	12,321
Depreciation and amortization charge for the year	(8,849)	(6,458)
Ending balance	22,984	8,643
Intangible [member] | License [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	323,742
Depreciation and amortization charge for the year	(46,073)	(48,273)
Ending balance	380,446	323,742
Right of use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,649,602	1,578,559
Depreciation and amortization charge for the year	(925,979)	(813,210)
Ending balance	₺ 1,783,096	₺ 1,649,602